Securities (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities with unrealized loss position
Less than 12 Months, Fair Value	$ 12,721	$ 6,006
Less than 12 Months, Unrealized Losses	(220)	(38)
12 Months or More, Fair Value	811	2,013
12 Months or More, Unrealized Losses	(35)	(293)
Total, Fair Value	13,532	8,019
Total, Unrealized Losses	(255)	(331)
U.S. Government and federal agency
Securities with unrealized loss position
Less than 12 Months, Fair Value	1,997
Less than 12 Months, Unrealized Losses	(2)
12 Months or More, Fair Value
12 Months or More, Unrealized Losses
Total, Fair Value	1,997
Total, Unrealized Losses	(2)
U.S. Treasury notes and bonds
Securities with unrealized loss position
Less than 12 Months, Fair Value	2,187
Less than 12 Months, Unrealized Losses	(9)
12 Months or More, Fair Value
12 Months or More, Unrealized Losses
Total, Fair Value	2,187
Total, Unrealized Losses	(9)
State and municipal
Securities with unrealized loss position
Less than 12 Months, Fair Value	7,623	2,938
Less than 12 Months, Unrealized Losses	(203)	(28)
12 Months or More, Fair Value	811	1,245
12 Months or More, Unrealized Losses	(35)	(61)
Total, Fair Value	8,434	4,183
Total, Unrealized Losses	(238)	(89)
Corporate
Securities with unrealized loss position
Less than 12 Months, Fair Value	768	1,023
Less than 12 Months, Unrealized Losses	(1)	(3)
12 Months or More, Fair Value
12 Months or More, Unrealized Losses
Total, Fair Value	768	1,023
Total, Unrealized Losses	(1)	(3)
Equity securities
Securities with unrealized loss position
Less than 12 Months, Fair Value	146
Less than 12 Months, Unrealized Losses	(5)
12 Months or More, Fair Value		768
12 Months or More, Unrealized Losses		(232)
Total, Fair Value	146	768
Total, Unrealized Losses	(5)	(232)
Mortgage-backed
Securities with unrealized loss position
Less than 12 Months, Fair Value		2,045
Less than 12 Months, Unrealized Losses		(7)
12 Months or More, Fair Value
12 Months or More, Unrealized Losses
Total, Fair Value		2,045
Total, Unrealized Losses		$ (7)